Investment Strategy	Mar. 31, 2026
Towpath Focus Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in U.S. equity securities but may also hold shares of foreign companies either directly or through American Depository Receipts (“ADRs”). Companies in which the Fund invests may be of any capitalization size. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in equity securities. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities.

The Fund’s portfolio typically consists of 25-40 equity securities, which may be in a limited number of sectors in keeping with the Adviser’s investment process. The Adviser chooses securities for the Fund based on a combination of top-down and bottom-up factors, employing the following analyses:

•	Market Analysis: The Adviser takes a broad view of the market and economy, which informs the Adviser’s determination of how aggressive or cautious to be and which sectors and industries to focus on.

•	Sector Analysis: Sector selection is based on considerations such as macroeconomic and market analysis, competitive dynamics, trend in capacity, valuation, sentiment, management behavior, substitutability, growth potential, and market anomalies.

•	Quantitative Analysis: This includes a company’s valuation metrics (such as free cash flow yield, price/earnings, price/sales), as well as various aspects of the company’s financial statements, such as how it is deploying its capital, trends in its capitalization structure, and its profitability.

•	Qualitative Analysis: The Adviser assesses the fundamentals of the company’s business, generally favoring those with barriers to entry, pricing power, network effects, limited competition, lock-in effects, – attributes that create sustainable competitive advantages. Often the Adviser invests in such companies when they are out of favor for short-term reasons.

In general, the Fund sells a security when the price rises to a level that the Adviser believes exceeds the long-term risk-reward or when the fundamentals of a company deteriorate but are not reflected by a commensurate adjustment in the stock price.

The Fund is non-diversified, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Towpath Technology Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]

Oelschlager Investments, LLC (the "Adviser") seeks to achieve the Fund's investment objective by investing primarily in U.S. equity securities but may also hold shares of foreign companies either directly or through American Depository Receipts ("ADRs"). Companies in which the Fund invests may be of any capitalization size. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in common stocks of technology-related companies. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies, including exchange-traded funds ("ETFs"), that invest primarily in equity securities.

The Fund defines technology-related companies as companies that develop, manufacture, or distribute technology, communications and Internet-related products and services, including, computer hardware and software, communications hardware and software, semiconductors, business services, and, media and Internet-related services.

The Fund's portfolio typically consists of 25-40 securities, primarily within the technology sector. The Adviser emphasizes the long-term merits of an investment candidate rather than short-term trading factors, and generally keeps cash in the Fund low. In choosing securities for the Fund, the Adviser employs the following analyses:

•	Market Analysis: The Adviser takes a broad view of the market and economy, which informs the Adviser's determination of how aggressive or cautious to be and which sectors and industries to focus on.

•	Sector Analysis: Sector selection is based on considerations such as macroeconomic and market analysis, competitive dynamics, trend in capacity, valuation, sentiment, management behavior, substitutability, growth potential, and market anomalies.

•	Quantitative Analysis: This includes a company's valuation metrics (such as free cash flow yield, price/earnings, price/sales), as well as various aspects of the company's financial statements, such as how it is deploying its capital,trends in its capitalization structure, and its profitability.

•	Qualitative Analysis: The Adviser assesses the fundamentals of the company's business, generally favoring those with barriers to entry, pricing power, network effects, limited competition, lock-in effects, – attributes that create sustainable competitive advantages. Often the Adviser invests in such companies when they are out of favor for short-term reasons.

In general, the Fund sells a security when the price rises to a level that the Adviser believes exceeds the long-term risk-reward or when the fundamentals of a company deteriorate but are not reflected by a commensurate adjustment in the stock price.

The Fund is non-diversified, which means that the Fund may invest in fewer securities at any one time than a diversified fund.